SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)		129,000	6,869
Cash payment under Option Scheme		$ 0.1
Options, expected term	5 years
Vesting period of options awarded to employees	3 years
Unrecognized compensation costs related to non-vested options granted		1.6		$ 0.7
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options awarded (shares)	480,000
Initial strike price (usd per share)	$ 8.79
Ship Finance International Limited Share Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Credit to additional paid-in capital		$ 0.4